Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Net [Abstract]
Discontinued operation depreciation expense related to property and equipment, net	$ 51	$ 453	$ 195